Commitments Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of additional information [Abstract]
Commitments

21.	COMMITMENTS
Capital commitments
    As of December 31, 2021, the Company has $123.8 million in committed capital purchases (December 31, 2020 - $36.1 million). Included in the outstanding commitments, the Company has $89.4 million related to the Island Gold Phase III expansion.
Royalties
At the Mulatos Mine, the Company pays a royalty obligation to the Mexican government of 0.5% Extraordinary Mining Duty, which totaled $1.1 million for the year ended December 31, 2021 (2020 - $1.3 million).
The Company pays a 1.5% net smelter royalty on production from the Young-Davidson mine. For the year ended December 31, 2021, the Company recorded a royalty expense of $5.3 million (2020 - $3.3 million). In addition, the Company paid $0.4 million of other royalties related to production for the year ended December 31, 2020.
At the Island Gold mine, there is an approximate 2.2% net smelter royalty on production from a range of claims on the property. For the year ended December 31, 2021, the Company recorded a royalty expense of $5.3 million (2020 - $5.2 million).